Investment in subsidiaries	6 Months Ended
Jun. 30, 2026
Investment in subsidiaries
Investment in subsidiaries

10.Investment in subsidiaries

Set out below are the summarised financial information for the Group’s subsidiaries, BW LPG India Pte. Ltd. (“BW LPG India”) and BW LPG Product Services Pte. Ltd (“BW Product Services”), which have non-controlling interests that are material to the Group. These are presented before inter-company eliminations.

Summarised balance sheet:

	BW LPG India		BW Product Services
	30 June	31 December	30 June	31 December
	2026	2025	2026	2025
	US$’000	US$’000	US$’000	US$’000
Assets
Current assets	99,018	52,901	576,600	283,465
Includes
Cash and cash equivalents	43,727	30,821	116,446	39,917
Non-current assets	343,054	355,533	96,381	114,202

Liabilities
Current liabilities	33,963	45,446	506,725	282,646
Includes
Borrowings	27,953	28,268	189,018	100,649
Non-current liabilities (Borrowings)	166,974	180,217	47,430	62,512
Net assets	241,135	182,771	118,826	52,509

10.Investment in subsidiaries (continued)

Summarised statement of comprehensive income:

	BW LPG India		BW Product Services
	Q2 2026	Q2 2025	Q2 2026	Q2 2025
	US$’000	US$’000	US$’000	US$,000

TCE income – Shipping	68,410	30,734	—	—
Revenue from Product Services	—	—	680,649	821,927
Cost of cargo and delivery expenses	—	—	(683,480)	(796,674)
Vessel operating expense	(7,180)	(4,982)	—	—
Charter hire expense	(463)	—	—	—
Depreciation and amortisation	(9,167)	(7,519)	(15,250)	(10,428)
Finance expense – net	(2,695)	(958)	(340)	621
Other expenses – net	(54)	(951)	(20,199)	(6,391)
Income tax expense	937	(474)	7,764	(3,434)
Net profit after tax	49,788	15,850	(30,856)	5,621

Other comprehensive (loss)/income (currency translation effects)	—	—	(16)	85
Total comprehensive income	49,788	15,850	(30,872)	5,706
Total comprehensive income/(loss) allocated to non-controlling interests	23,699	7,545	(5,906)	997

	BW LPG India		BW Product Services
	H1 2026	H1 2025	H1 2026	H1 2025
	US$’000	US$’000	US$’000	US$,000
TCE income – Shipping	97,649	62,417	—	—
Revenue from Product Services	—	—	1,270,878	1,442,609
Cost of cargo and delivery expenses	—	—	(1,131,542)	(1,410,093)
Vessel operating expense	(12,759)	(9,855)	—	—
Charter hire expense	(1,773)	—	—	—
Depreciation and amortisation	(17,403)	(15,837)	(30,620)	(21,328)
Gain on disposal of vessels	—	32,051	—	—
Finance expense – net	(5,384)	(2,298)	(453)	544
Other expenses – net	(2,448)	(2,527)	(25,107)	(15,013)
Income tax expense	897	(547)	(16,127)	(3,551)
Net profit after tax	58,779	63,404	67,029	(6,832)

Other comprehensive income (currency translation effects)	—	—	(710)	1,281
Total comprehensive income/(loss)	58,779	63,404	66,319	(5,551)
Total comprehensive income/(loss) allocated to non-controlling interests	27,979	30,180	12,739	(939)